NOTE 8 - EQUITY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended
	Feb. 29, 2020	Nov. 30, 2020	May 31, 2019
Increase in common stock, authorized		10,000,000,000
Common stock, issued		2,992,682,598
Amended Articles of Incorporation, October 3, 2016
Increase in common stock, authorized	2,000,000,000
Amended Articles of Incorporation, November 9, 2016
Increase in common stock, authorized	10,000,000,000
Conversion of notes payable (1)
Common stock, issued			278,818
Common stock, value			$ 54,653
Common stock for cash
Common stock, issued			29,500
Common stock, value			$ 500
Merger Agreement
Merger with The Marquie Group, Inc.	On August 16, 2018, the Company entered into a Merger Agreement by and among the Company, and The Marquie Group, Inc., a Utah Corporation ("TMG"), pursuant to with the Company merged with TMG. The Company is the surviving corporation. Each shareholder of TMG received one (1) share of common stock of the Company for every one (1) share of TMG common stock held as of August 16, 2018. In accordance with the terms of the merger agreement, all of the shares of TMG held by TMG shareholders were cancelled, and 40,000,002 shares of common stock of the Company were issued to the TMG shareholders. TMG was incorporated on August 3, 2018. The merger provides the Company with certain registered trademarks and intellectual property of TMG with respect to health, beauty, and social networking products. The three stockholders of TMG prior to the merger who received the 40,000,002 shares are (1) Marc Angell (CEO of the Company) and Jacquie Angell (20,000,002 shares), (2) The OZ Corporation (holder of $103,250 of Company notes payable at May 31, 2018 and February 28, 2019) (10,000,000 shares), and (3) John Thomas P.C. (Company law firm and holder of $52,073 of Company notes payable at May 31, 2018 and February 28, 2019) (10,000,000 shares). Pursuant to ASC 805-50-30-5 relating to transactions between entities under common control, the intellectual property of TMG (and the issuance of the 40,000,002 shares of common stock) was recorded at $-0-, the historical cost of the property to TMG.
Conversion of notes payable (2)
Common stock, issued	16,787,266
Common stock, value	$ 145,480
Excess of the fair value	$ 1,500,106
Consulting Firm
Common stock, issued	2,000,000
Common stock, value	$ 41,000
Excess of the fair value	$ 333,750